CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' DEFICIT (Parenthetical)	6 Months Ended
Jun. 30, 2011
Common stock, 200-to-1 reverse common stock split	0.005
Common Stock
Adjustment for 200-to-1 reverse common stock split (in shares)	(2,134,506,239)